Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current asset, net consist of the following:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Deposits (1)	4,339,791	4,043,044	$569,844
Staff advances (2)	606,859	174,810	24,638
Staff’s social security (3)	252,090	158,872	22,392
Value added tax recoverable (4)	4,249,718	1,598,117	225,246
Clinical trial insurance (5)	178,699	-	-
Other receivables (6)	901,355	1,395,246	196,652
Allowance (7)	(115,743)	-	-
Total	10,412,769	7,370,089	$1,038,772

(1)	Deposits primarily are to Centers for Disease Control and Prevention (“CDCs”) in connection with participation in the public tender process held by province-level CDCs.

(2)	Staff advances primarily are paid to employees in advance of their expected business travel or in connection with various expenses incurred in the ordinary course of business, such as sales and marketing activities.

(3)	Staff social security primarily is the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by Lakeshore Group on behalf of the employees pursuant to PRC labor regulation. When Lakeshore Group pays wages to employees, this portion should be deducted accordingly.

(4)	Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers relating to product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. Lakeshore Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.

(5)	Clinical trial insurance is for human clinical trial legal liability insurance for evaluating the safety, immunogenicity and preliminary efficacy of multiple ascending doses of PIKA recombinant protein COID-19 Vaccine in the treatment of adult patients with mild to moderate COVID-19 infection.

(6)	Other receivables primarily consist of prepayment to third parties, such as freight, water and electricity, and promotion fees.

(7)	The allowance reflects Lakeshore Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Due to the fact that some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.